Operating Expenses - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 7,367,528	$ 9,886,487
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	2,843,652	2,782,661
Depreciation expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,446,749	4,040,986
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,055,675	953,398
Data cost expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	767,983	270,062
Rental vehicle maintenance and repair expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	466,647	886,114
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	286,128	180,449
Amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	149,743	134,587
Fuel Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	80,650	113,963
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 270,301	$ 524,267